Financial Risk Management - Loans and Advances by Industry Sector (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net		¥ (603,143)	¥ (530,933)
Less: Allowance for loan losses		(1,236,839)	(1,102,522)
Loans and advances		130,516,241	125,190,819
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		132,356,223	126,824,274
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances		77,971,747	73,240,162
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		13,931,412	12,299,303
Gross carrying amount [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances		311,089	254,820
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances		1,271,543	1,118,001
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances		7,182,198	6,795,140
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances		7,315,429	6,413,857
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances		4,149,868	3,962,719
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		19,246,697	18,144,037
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances		5,618,473	5,277,710
Gross carrying amount [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances		1,002,243	583,750
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	[1]	17,214,182	16,806,507
Gross carrying amount [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		16,878	21,154
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances		711,735	1,563,164
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances		54,384,476	53,584,112
Gross carrying amount [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances		940,526	664,085
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances		12,694,870	12,415,685
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances		31,880,801	32,682,288
Gross carrying amount [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		257,665	300,322
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 8,610,614	¥ 7,521,732

[1]	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥10,857,602 million and ¥11,120,139 million at March 31, 2026 and 2025, respectively.